SUPPLEMENT TO
CALVERT SOCIAL INVESTMENT FUND (“CSIF”)
Calvert Balanced, Bond, Equity and Large Cap Core Portfolios

CALVERT SOCIAL INDEX SERIES, INC. (“CSIS”)
Calvert Social Index Fund

4550 Montgomery Avenue, Bethesda, Maryland 20814
STATEMENT OF ADDITIONAL INFORMATION
January 31, 2015

Date of Supplement: June 16, 2015
Change to Portfolio Management Team for Calvert Equity Portfolio
Paul J. Marshall has resigned from subadvisor Atlanta Capital Management Company, LLC (“Atlanta Capital”) and no longer serves on the portfolio management team for Calvert Equity Portfolio.
The statement of additional information is therefore revised as follows:
Delete all references to Paul J. Marshall from the section “Portfolio Manager Disclosure.”
Add the following portfolio manager charts under “Portfolio Manager Disclosure – Other Accounts Managed by Fund Portfolio Managers – Calvert Equity Portfolio” on page 40 after the portfolio manager chart for Richard B. England, CFA:
Atlanta Capital:
Joseph B. Hudepohl, CFA

Accounts Managed (not including Calvert Equity Portfolio) as of May 31, 2015	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	0	0	0
Total Assets in Other Accounts Managed	$0	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0
Atlanta Capital:
Lance V. Garrison, CFA

Accounts Managed (not including Calvert Equity Portfolio) as of May 31, 2015	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	0	0	0
Total Assets in Other Accounts Managed	$0	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

Atlanta Capital:
Jeffrey A. Miller, CFA

Accounts Managed (not including Calvert Equity Portfolio) as of May 31, 2015	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	0	0	0
Total Assets in Other Accounts Managed	$0	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0
Atlanta Capital:
Robert R. Walton, CFA

Accounts Managed (not including Calvert Equity Portfolio) as of May 31, 2015	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	0	0	0
Total Assets in Other Accounts Managed	$0	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0
Under “Portfolio Manager Disclosure – Potential Conflicts of Interest in Managing a Fund and Other Accounts –Calvert Equity Portfolio” on page 42 and under “Portfolio Manager Disclosure – Compensation of Fund Portfolio Managers – Calvert Equity Portfolio” on page 44, add Joseph B. Hudepohl, CFA; Lance V. Garrison, CFA; Jeffrey A. Miller, CFA; and Robert R. Walton, CFA, to each heading listing the portfolio managers.
In the chart under “Portfolio Manager Disclosure – Securities Ownership of Portfolio Managers of the Funds –Calvert Equity” on page 46, add the following information (headings added for ease of reference):

Fund	Firm	Name of Portfolio Manager	Fund Ownership
Calvert Equity	Atlanta Capital	Joseph B. Hudepohl, CFA	None (as of 5/31/15)
		Lance V. Garrison, CFA	$1-$10,000 (as of 5/31/15)
		Jefferey A. Miller, CFA	$100,001-$500,000 (as of 5/31/15)
		Robert R. Walton, CFA	$100,001-$500,000 (as of 5/31/15)